Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of tax provision amounts recognized in the consolidated statements of profits and losses

	Year ended December 31,
	2021	2020 (As Restated)
Current year	$157,752	$76,718
Provision to return adjustment	(2,931)	(888)
Current tax expense	154,821	75,830
Deferred tax expense	19,105	11,720
Provision for income taxes	$173,926	$87,550

Schedule of reconciliation of federal statutory income tax rate to effective income tax rate

	Year ended December 31,
	2021		2020 (As Restated)
Income (loss) before provision for income taxes	$64,796		$30,796
Tax using the Company's domestic tax rate	9,719	15%	$4,620	15%
Effect of tax rates in foreign jurisdictions	3,121	5%	1,848	6%
Tax effect of:
State taxes, net of federal benefit	45,125	70%	3,581	12%
Share-based compensation	15,383	24%	7,883	26%
Non-taxable partnership income	—	—%	(395)	(1)%
Non-deductible expenses	102,128	158%	61,970	201%
Other	2,775	4%	3,139	10%
Unrecognized deferred tax asset on current year losses	(4,325)	(7)%	4,904	16%
	$173,926	269%	$87,550	285%

Summary of changes in the Company's deferred taxes

	Net balance	Recognized	Acquired in	Change in		Deferred	Deferred
	at	in profit	business	Held for		tax	tax
	January 1	or loss	combination & Other	sale	Net	asset	liability
As of December 31, 2021
Depreciation and amortization	$(189,374)	$12,756	$(97,848)	$13,691	$(260,775)	$—	$(260,775)
Accrued & prepaid expenses	303	(916)	566	—	(47)	—	(47)
Inventories	(26,185)	(28,372)	(387)	304	(54,640)	—	(54,640)
Tax loss carryforward	19,979	(2,573)	1,316	—	18,722	18,722	—
Tax asset (liability) before netting	$(195,277)	$(19,105)	$(96,353)	$13,995	$(296,740)	$18,722	$(315,462)
Balance sheet netting						(16,129)	16,129
Net tax asset (liability)						$2,593	$(299,333)

	Net balance	Recognized	Acquired in		Deferred	Deferred tax
	at	in profit	business		tax	liability
	January 1	or loss	combination	Net	asset	(As Restated)
As of December 31, 2020
Depreciation and amortization	$(8,004)	$(17,827)	$(163,543)	$(189,374)	$—	$(189,374)
Accrued & prepaid expenses	(7,681)	7,984	—	303	303	—
Inventories	(7,552)	(18,633)	—	(26,185)	—	(26,185)
Tax loss carryforward	3,223	16,756	—	19,979	19,979	—
Tax asset (liability) before netting	$(20,014)	$(11,720)	$(163,543)	$(195,277)	$20,282	$(215,559)
Balance sheet netting					(14,754)	14,754
Net tax asset (liability)					$5,528	$(200,805)

Summary of deferred tax assets not been recognized

	December 31, 2021		December 31, 2020
	Gross amount	Tax amount	Gross amount	Tax amount
Deductible temporary differences	$147,199	$43,203	$61,192	$17,948
Tax losses	359,467	96,783	146,387	40,727
	$506,666	$139,986	$207,579	$58,675